Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000203678 | Alibaba Group Holding8262745
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203678 | Taiwan Semiconductor Manufacturing8263437
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203678 | JD.com8262856
Holdings [Line Items]
Percent of Total Investments	1.80%
C000203678 | Tencent Holdings8262923
Holdings [Line Items]
Percent of Total Investments	1.60%
C000203678 | Samsung Electronics8263178
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203678 | MediaTek8263405
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203678 | Hon Hai Precision Industry8263391
Holdings [Line Items]
Percent of Total Investments	1.30%
C000203678 | CTBC Financial Holding8263372
Holdings [Line Items]
Percent of Total Investments	1.20%
C000203678 | Oil & Natural Gas8263074
Holdings [Line Items]
Percent of Total Investments	1.10%
C000203678 | Kia8263148
Holdings [Line Items]
Percent of Total Investments	0.90%
C000203678 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000203678 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203678 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203678 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000203678 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203678 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203678 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203678 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203678 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203678 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000203678 | India
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000203678 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000203678 | China
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000203679 | Alibaba Group Holding8262745
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203679 | Taiwan Semiconductor Manufacturing8263437
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203679 | JD.com8262856
Holdings [Line Items]
Percent of Total Investments	1.80%
C000203679 | Tencent Holdings8262923
Holdings [Line Items]
Percent of Total Investments	1.60%
C000203679 | Samsung Electronics8263178
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203679 | MediaTek8263405
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203679 | Hon Hai Precision Industry8263391
Holdings [Line Items]
Percent of Total Investments	1.30%
C000203679 | CTBC Financial Holding8263372
Holdings [Line Items]
Percent of Total Investments	1.20%
C000203679 | Oil & Natural Gas8263074
Holdings [Line Items]
Percent of Total Investments	1.10%
C000203679 | Kia8263148
Holdings [Line Items]
Percent of Total Investments	0.90%
C000203679 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000203679 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203679 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203679 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000203679 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203679 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203679 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203679 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203679 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203679 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000203679 | India
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000203679 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000203679 | China
Holdings [Line Items]
Percent of Net Asset Value	27.10%